Supplement to the
Fidelity® Convertible Securities Fund
January 28, 2023
Summary Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Portfolio Manager) has managed the fund since 2016.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
CVS-SUSTK-1123-100 1.9911176.100	November 9, 2023
Supplement to the
Fidelity® Convertible Securities Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Summary Prospectus

Effective January 1, 2024, the following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Adam Kramer (Co-Portfolio Manager) has managed the fund since 2016.
Rick Gandhi (Co-Portfolio Manager) has managed the fund since 2024.
ACVS-SUSTK-1123-103 1.9881447.103	November 9, 2023